Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets

(in thousands of $)	Acquired R&D available for use	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2021	$—	$65,180	$3,543	$99,058	$167,781
Additions	—	5,000	—	—	5,000
Translation differences	—	—	(190)	—	(190)
On December 31, 2021	—	70,180	3,353	99,058	172,591
Additions	—	—	992	102,000	102,992
Disposals	—	—	(5)	—	(5)
Derecognition	—	—	—	(99,058)	(99,058)
On December 31, 2022	—	70,180	4,340	102,000	176,519
Additions	56,000	—	—	—	56,000
Derecognition	—	—	—	(102,000)	(102,000)
Reclassification	52,931	(52,931)	—	—	—
On December 31, 2023	$108,931	$17,249	$4,340	$—	$130,520

Amortization and impairment

On January 1, 2021	$—	$—	$(437)	$—	$(437)
Amortization			(470)	—	(470)
On December 31, 2021	—	—	(907)	—	(907)
Amortization	—	—	(711)	(99,058)	(99,768)
Derecognition	—	—	—	99,058	99,058
On December 31, 2022	—	—	(1,618)	—	(1,618)
Amortization	(3,392)	—	(282)	(102,000)	(105,674)
Derecognition	—	—	—	102,000	102,000
On December 31, 2023	$(3,392)	$—	$(1,900)	$—	$(5,292)

Carrying Amount

On December 31, 2021	$—	$70,180	$2,446	$99,058	$171,684
On December 31, 2022	—	70,180	2,722	102,000	174,901
On December 31, 2023	$105,539	$17,249	$2,440	$—	$125,228